SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

NOTE 18:-   SUBSEQUENT EVENT

On February 4, 2020, the Company declared a cash dividend of $0.13 per share. The dividend, in the aggregate amount of approximately $3,864, is payable on March 4, 2020 to all of the Company’s shareholders of record on February 18, 2020.